Subsequent Events (Details) - USD ($)						12 Months Ended
	Feb. 02, 2024	Jan. 18, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 08, 2023	Dec. 31, 2023	Apr. 09, 2024	Apr. 03, 2024	Mar. 31, 2024	Feb. 28, 2024	Dec. 31, 2022
Subsequent Event [Line Items]
Additional extension payment
Price per share (in Dollars per share)	$ 8
Unsecured promissory note								$ 510,000
Conversion price (in Dollars per share)								$ 1.5
Warrants issued (in Shares)					1,000,000
Maturity date									Mar. 16, 2021
General operating expenses						157,474
Operating expenses			$ 335,127	$ 76,974
Principal amount									$ 510,000
Income tax obligations						$ 453,342	$ 11,000	$ 11,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Additional extension payment		$ 11,559
Termination date		Mar. 19, 2024
Deposit	$ 500,000
Shares, Issued (in Shares)	500,000
Post-combination common stock	$ 5,000,000
Price per share (in Dollars per share)	$ 8									$ 10